JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	530	200,854

Automobiles & Parts — 1.9%
Ford Motor Co.	28,150	186,071
General Motors Co.	6,258	155,762
Genuine Parts Co.	2,295	206,894
Harley-Davidson, Inc.	5,071	131,998

		680,725

Banks — 1.1%
New York Community Bancorp, Inc.	19,873	209,263
PacWest Bancorp	4,350	79,496
People’s United Financial, Inc.	9,435	101,804

		390,563

Beverages — 1.5%
Coca-Cola Co. (The)	4,458	210,596
Keurig Dr Pepper, Inc.(a)	1,707	52,217
Molson Coors Beverage Co., Class B	1,129	42,360
PepsiCo, Inc.	1,583	217,916

		523,089

Chemicals — 7.0%
Cabot Corp.	2,193	80,001
Celanese Corp.	1,056	102,643
CF Industries Holdings, Inc.	5,781	181,119
Chemours Co. (The)	15,621	289,457
Dow, Inc.	5,292	217,290
DuPont de Nemours, Inc.	4,031	215,578
Eastman Chemical Co.	2,993	223,368
Huntsman Corp.	11,215	207,477
International Flavors & Fragrances, Inc.(a)	1,531	192,829
LyondellBasell Industries NV, Class A	3,199	200,001
Olin Corp.	14,371	161,530
RPM International, Inc.	2,365	192,960
Scotts Miracle-Gro Co. (The)	1,429	226,597
Valvoline, Inc.	1,887	38,721

		2,529,571

Construction & Materials — 0.5%
MDU Resources Group, Inc.	8,386	175,938

Electricity — 12.5%
AES Corp. (The)	13,916	211,941
Alliant Energy Corp.	4,130	222,400
American Electric Power Co., Inc.	2,400	208,512
Avangrid, Inc.(a)	3,498	174,165
CMS Energy Corp.	3,482	223,475
Consolidated Edison, Inc.	2,720	208,978
Dominion Energy, Inc.	2,416	195,768
DTE Energy Co.	1,897	219,350
Edison International	3,489	194,233
Entergy Corp.	2,004	210,680
Evergy, Inc.	3,305	214,263
Eversource Energy	2,440	219,771
Exelon Corp.	5,338	206,100
FirstEnergy Corp.	4,830	140,070
Hawaiian Electric Industries, Inc.	4,295	155,737
IDACORP, Inc.	1,086	101,269
OGE Energy Corp.	6,108	200,953
Pinnacle West Capital Corp.	2,607	216,590
PPL Corp.	7,305	194,459
Public Service Enterprise Group, Inc.	4,001	223,816
Southern Co. (The)	3,593	196,214
Vistra Corp.	6,057	113,024
Xcel Energy, Inc.	3,143	216,993

		4,468,761

Electronic & Electrical Equipment — 1.2%
Emerson Electric Co.	3,376	209,346
Hubbell, Inc.	1,663	224,455

		433,801

Financial Services — 0.8%
Invesco Ltd.(a)	21,482	215,680
Lazard Ltd., Class A	3,004	88,077

		303,757

Fixed Line Telecommunications — 1.7%
AT&T, Inc.	6,776	200,434
CenturyLink, Inc.	19,293	186,177
Verizon Communications, Inc.	3,652	209,917

		596,528

Food & Drug Retailers — 0.3%
Sysco Corp.	2,083	110,087

Food Producers — 3.8%
Archer-Daniels-Midland Co.	1,820	77,951
Campbell Soup Co.	3,997	198,131
Conagra Brands, Inc.	5,863	219,569
Flowers Foods, Inc.	8,850	201,338
General Mills, Inc.	3,244	205,248
JM Smucker Co. (The)	158	17,277
Kellogg Co.	3,123	215,456
Kraft Heinz Co. (The)	6,697	230,243

		1,365,213

Forestry & Paper — 0.6%
International Paper Co.	5,988	208,322

Gas, Water & Multiutilities — 4.4%
Ameren Corp.	2,326	186,638
CenterPoint Energy, Inc.	10,217	194,225
Duke Energy Corp.	2,396	203,037
National Fuel Gas Co.	3,671	148,933
NiSource, Inc.	8,551	209,072
Sempra Energy	1,619	201,501
UGI Corp.	6,398	213,309
WEC Energy Group, Inc.	2,227	212,144

		1,568,859

General Industrials — 2.7%
3M Co.	1,293	194,558
Eaton Corp. plc	2,408	224,257
Packaging Corp. of America	2,010	193,201
Sonoco Products Co.	3,813	197,284
Westrock Co.	6,052	162,557

		971,857

General Retailers — 4.0%
Foot Locker, Inc.	4,157	122,174
Gap, Inc. (The)	19,064	254,886
H&R Block, Inc.	8,532	123,714
Home Depot, Inc. (The)	846	224,604
Kohl’s Corp.	8,829	168,104

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
L Brands, Inc.	10,754	262,505
Nordstrom, Inc.(a)	5,126	70,175
Target Corp.	1,677	211,101

		1,437,263

Health Care Equipment & Services — 3.3%
Anthem, Inc.	425	116,365
Becton Dickinson and Co.	694	195,250
Encompass Health Corp.	791	53,851
HCA Healthcare, Inc.	1,593	201,737
Medtronic plc	2,099	202,512
Quest Diagnostics, Inc.	1,704	216,527
ResMed, Inc.	58	11,746
UnitedHealth Group, Inc.	580	175,612

		1,173,600

Household Goods & Home Construction — 3.3%
Clorox Co. (The)	999	236,273
Leggett & Platt, Inc.(a)	4,991	200,089
Newell Brands, Inc.	13,489	221,220
Procter & Gamble Co. (The)	1,834	240,474
Stanley Black & Decker, Inc.	58	8,893
Whirlpool Corp.(a)	1,657	270,290

		1,177,239

Industrial Engineering — 1.7%
Caterpillar, Inc.	1,708	226,959
Cummins, Inc.	1,204	232,685
Rockwell Automation, Inc.	285	62,170
Timken Co. (The)	2,066	94,334

		616,148

Industrial Metals & Mining — 3.2%
Fastenal Co.	2,116	99,536
Freeport-McMoRan, Inc.	18,892	244,085
GrafTech International Ltd.	5,260	31,928
Nucor Corp.	4,633	194,354
Reliance Steel & Aluminum Co.	1,753	172,250
Southern Copper Corp. (Peru)	5,656	247,224
Steel Dynamics, Inc.	6,392	175,205

		1,164,582

Industrial Transportation — 1.3%
Macquarie Infrastructure Corp.	5,119	153,365
Ryder System, Inc.	1,654	60,586
United Parcel Service, Inc., Class B	1,782	254,399

		468,350

Leisure Goods — 0.9%
Garmin Ltd.	1,822	179,631
Hasbro, Inc.	1,795	130,604

		310,235

Media — 0.4%
Nielsen Holdings plc	11,074	159,798

Mobile Telecommunications — 0.9%
Telephone & Data Systems, Inc.	6,956	135,086
T-Mobile US, Inc.*	1,856	199,297

		334,383

Nonlife Insurance — 0.5%
Old Republic International Corp.	10,929	175,629

Oil & Gas Producers — 4.2%
Apache Corp.	15,730	241,455
Chevron Corp.	2,267	190,292
Exxon Mobil Corp.	4,104	172,696
Marathon Petroleum Corp.	4,843	185,003
Murphy Oil Corp.	14,198	187,556
Noble Energy, Inc.	10,578	105,674
Occidental Petroleum Corp.	13,119	206,493
Phillips 66	929	57,617
Valero Energy Corp.	2,962	166,553

		1,513,339

Oil Equipment, Services & Distribution — 4.4%
Antero Midstream Corp.(a)	35,498	201,274
Equitrans Midstream Corp.	20,386	196,725
Halliburton Co.(a)	14,458	207,183
Helmerich & Payne, Inc.	8,429	150,289
Kinder Morgan, Inc.	11,335	159,823
ONEOK, Inc.	4,634	129,335
Schlumberger Ltd.	9,219	167,233
Targa Resources Corp.	9,487	173,422
Williams Cos., Inc. (The)	9,994	191,185

		1,576,469

Personal Goods — 2.0%
Coty, Inc., Class A	33,478	124,203
Hanesbrands, Inc.	13,103	185,145
Kimberly-Clark Corp.	1,448	220,154
Nu Skin Enterprises, Inc., Class A	2,135	95,755
Tapestry, Inc.	6,633	88,617

		713,874

Pharmaceuticals & Biotechnology — 5.7%
Abbott Laboratories	1,831	184,272
AbbVie, Inc.	2,241	212,693
Amgen, Inc.	902	220,692
Bristol-Myers Squibb Co.	3,466	203,315
Cardinal Health, Inc.	3,130	170,961
Eli Lilly and Co.	1,352	203,192
Gilead Sciences, Inc.	2,647	184,046
Johnson & Johnson	1,435	209,166
Merck & Co., Inc.	2,611	209,507
Perrigo Co. plc	956	50,687
Pfizer, Inc.	5,470	210,486

		2,059,017

Real Estate Investment Trusts — 10.8%
AGNC Investment Corp.	13,690	186,184
Annaly Capital Management, Inc.	27,576	204,338
Apple Hospitality REIT, Inc.	9,954	87,794
Brandywine Realty Trust	13,126	142,155
Brixmor Property Group, Inc.	11,838	136,256
Brookfield Property REIT, Inc., Class A(a)	2,077	24,114
Corporate Office Properties Trust	1,511	40,011
Digital Realty Trust, Inc.	1,425	228,770
EPR Properties	3,305	94,622
Gaming and Leisure Properties, Inc.	5,285	191,370
Healthcare Trust of America, Inc., Class A	1,174	32,414
Healthpeak Properties, Inc.	6,553	178,832
Iron Mountain, Inc.(a)	6,828	192,481
Kimco Realty Corp.	12,114	135,071
Medical Properties Trust, Inc.	5,916	119,089
National Retail Properties, Inc.	3,688	130,740
New Residential Investment Corp.	23,668	187,687
Omega Healthcare Investors, Inc.	5,890	190,718
Outfront Media, Inc.	6,103	87,944
Park Hotels & Resorts, Inc.(a)	17,262	142,757

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Rayonier, Inc.	4,617	128,260
Simon Property Group, Inc.	1,615	100,695
Spirit Realty Capital, Inc.	4,944	170,370
Starwood Property Trust, Inc.	10,964	163,912
Taubman Centers, Inc.	913	35,351
Ventas, Inc.	1,252	48,027
VEREIT, Inc.	25,287	164,618
Welltower, Inc.	2,632	140,970
WP Carey, Inc.	2,761	197,053

		3,882,603

Software & Computer Services — 1.7%
DXC Technology Co.	3,728	66,769
Hewlett Packard Enterprise Co.	9,939	98,098
International Business Machines Corp.	1,652	203,097
Microsoft Corp.	1,126	230,841

		598,805

Support Services — 1.1%
Paychex, Inc.	2,818	202,671
Waste Management, Inc.	1,624	177,990

		380,661

Technology Hardware & Equipment — 5.5%
Analog Devices, Inc.	1,811	207,993
HP, Inc.	11,240	197,599
Intel Corp.	3,342	159,514
KLA Corp.	1,161	232,003
Maxim Integrated Products, Inc.	3,565	242,741
Microchip Technology, Inc.	2,126	216,278
NetApp, Inc.	1,013	44,876
QUALCOMM, Inc.	2,567	271,101
Western Digital Corp.	3,831	165,116
Xerox Holdings Corp.	10,297	171,445
Xilinx, Inc.	749	80,405

		1,989,071

Tobacco — 1.2%
Altria Group, Inc.	4,948	203,610
Philip Morris International, Inc.	2,814	216,143

		419,753

Travel & Leisure — 3.0%
Carnival Corp.(a)	10,789	149,751
Copa Holdings SA, Class A (Panama)(a)	2,188	90,671
Darden Restaurants, Inc.	2,049	155,519
Extended Stay America, Inc.	10,924	124,643
Las Vegas Sands Corp.	3,417	149,118
McDonald’s Corp.	1,122	217,982
Six Flags Entertainment Corp.	7,383	128,390
Wyndham Destinations, Inc.	2,829	75,252

		1,091,326

TOTAL COMMON STOCKS (Cost $38,904,600)		35,770,070

	No. of Warrants
WARRANTS — 0.0%(b)
Oil & Gas Producers — 0.0%(b)
Occidental Petroleum Corp. expiring 8/3/2027, price 22.00 USD* (Cost $—)	1,639	9,178

	Shares
SHORT-TERM INVESTMENTS — 4.7%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d)(Cost $41,894)	41,894	41,894

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d) 999,700		1,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d) 653,952		653,952

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $1,653,952)		1,653,952

TOTAL SHORT-TERM INVESTMENTS (Cost $1,695,846)		1,695,846

Total Investments — 104.4% (Cost $40,600,446)		37,475,094
Liabilities in Excess of Other Assets — (4.4%)		(1,583,343)

Net Assets — 100.0%		35,891,751

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $1,590,739.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	7	09/2020	USD	114,266	8,043

Abbreviations
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$37,475,094	$—	$—	$37,475,094

Appreciation in Other Financial Instruments
Futures Contracts(a)	$8,043	$—	$—	$8,043

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$—	$1,000,000	$—	$—	$—	$1,000,000	999,700	$207	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	654,469	18,466,703	18,467,220	—	—	653,952	653,952	6,224	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	149,529	1,887,479	1,995,114	—	—	41,894	41,894	786	—

Total	$803,998	$21,354,182	$20,462,334	$—	$—	$1,695,846		$7,217	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.